OPERATING LEASES	12 Months Ended
Jul. 31, 2020
OPERATING LEASES
OPERATING LEASES

NOTE 11 — OPERATING LEASES

The Company leases offices space and movie theatres under non-cancelable operating leases, with lease terms ranging between 2 to 15 years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the years ended July 31, 2020, 2019 and 2018 was $1,071,822,  $515,010,  $400,151, respectively.

Effective August 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method, which allows the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allows the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

The following table presents the operating lease related assets and liabilities recorded on the balance sheets as of July 31, 2020.

July 31, 2020
Rights of use lease assets	$3,768,418

Operating lease liabilities, current	750,350
Operating lease liabilities, noncurrent	3,382,889
Total operating lease liabilities	$4,133,239

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of July 31, 2020:

	July 31, 2020
Remaining lease term and discount rate	$
Weighted average remaining lease term (years)		8.78
Weighted average discount rate		4.90%

The following is a schedule of maturities of lease liabilities as of July 31, 2020

2021	$942,360
2022	667,392
2023	477,151
2024	481,817
2025	396,682
2025 and thereafter	2,169,094
Total lease payments	5,134,496
Less: imputed interest	(1,001,257)
Present value of lease liabilities	$4,133,239